Subsequent Events (Details)	Apr. 27, 2022
Subsequent Events [Member]
Subsequent Events (Details) [Line Items]
Subsequent event description	the Board of Directors declared an interim dividend of 60 U.S. cents per ordinary shares which shall be payable entirely out of the Karooooo Ltd.’s retained earnings.